RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

21.         RELATED PARTY TRANSACTION

(1)  Related parties

Name of related parties	Relationship with the Group
Mr. Chimin Cao	Chairman of the Board of Directors of the Company
Ms. Zhiying Li	Spouse of Mr. Chimin Cao
Shanghai Huiliang Technology Development Co., Ltd. ("Shanghai Huiliang")	Equity method long-term investee of the Group

(2)  The significant related party transactions are as follows:

	Years ended December 31,
	2017	2018	2019
Rental expense recorded:
Ms. Zhiying Li (i)	293	332	492
	293	332	492

(3)  The significant balances between the Group and its related parties are as follows:

	As of December 31,
	2018	2019
Amounts due from:
Shanghai Huiliang (ii)	—	349
	—	349

	As of December 31,
	2018	2019
Amounts due to:
Shanghai Huiliang (iii)	—	124
	—	124
(i)	The transactions with the related party shown above represent the rental expenses recorded in each year.
(ii)	The balance with related parties were interest-free, unsecured and repayable on demand.
(iii)	The balance represents advances payable to the related party, and was paid by the Group in January 2020.